Restatement and reclassification - Summary of effects of the reclassifications and restatement for the error on the Consolidated Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ (130,211)	¥ (906,490)	¥ 2,171	¥ (84,860)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,765	12,289	4,701	4,079
Share-based compensation expenses	2,563	17,847	131,260	31,018
Provision for doubtful accounts and credit losses	138,161	961,851	178,567	132,400
Gain from financial guarantee liabilities		407,403	21,397	0
Impairment from long-term investments				2,000
Loss from equity method investments	1,171	8,149	2,652	2,455
Change in fair value of short-term investments			315	7,042
Deferred income tax	(2,480)	(17,263)	(36,901)
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	16,165	112,540	(34,841)	(46,401)
Short-term and long-term financial guarantee assets	(12,488)	(86,939)	(20,610)
Accounts receivable	(7,150)	(49,780)	(119,252)	(45,958)
Amounts due from related parties	11,925	83,020	33,352	35,239
Prepayments and other current assets	304	2,112	(15,579)	(49,236)
Accrued interest receivable			181,799
Short-term and long-term funding debts	(24,820)	(172,792)	181,799	12,867
Accounts payable	2,165	15,070	(4,193)	36,139
Amounts due to related parties	(4,380)	(30,495)	(118,888)	10,818
Accrued expenses and other liabilities	(9,155)	(63,737)	(12,429)	96,808
Change in fair value of convertible loans			9,552	7,042
Tax payable	(796)	(5,539)	34,695	20,442
Financial guarantee liabilities	12,410	86,397	15,537
Net cash provided by operating activities	25,147	175,079	231,908	164,852
Cash flows from investing activities:
Purchase of property, equipment and software				(2,815)
Purchase of long-term investments	(13,143)	(91,500)	(19,259)	(2,000)
Purchase of property, equipment and software	(1,439)	(10,015)	(4,071)	(2,815)
Financing receivables facilitated	(285,688)	(1,988,899)	(4,319,655)	(6,938,205)
Collection of principal on financing receivables	332,275	2,313,229	5,204,478	5,537,159
Loan provided to a third party			(137,264)
Loans provided to Jimu Group	(19,679)	(137,000)	(52,048)
Collection of loan from Jimu Group	17,524	122,000	52,048
Proceeds from short-term investments			1,685	2,000
Net cash (used in)/provided by investing activities	(77,380)	(538,702)	280,595	(1,407,861)
Purchase of private-equity funds			(1,685)	(2,000)
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings	71,102	495,000	288,141	40,000
Repayment of short-term	(45,247)	(315,000)	(68,141)	(40,000)
Net cash advances from Jimu Group			(445,319)
Contribution from Jimu Group and shareholders				11
Loan proceeds from Jimu Group			26,711	29,270
Proceeds from funding debts	97,978	682,100	2,253,452	6,893,906
Principal repayments on funding debts	(129,862)	(904,074)	(3,538,252)	(5,592,497)
Proceeds from issuance of convertible loans			21,730	235,231
Proceeds from issuance of Pre-IPO Preferred Shares			410,286
Proceeds from initial public offering and followed offering, net of underwriter's commission			316,451
Proceeds from short-term borrowings			288,141
Repayment of short-term borrowings	(45,247)	(315,000)	(68,141)	(40,000)
Proceeds from third parties loans	2,442	17,000	514,000
Repayment of loans to third parties	(2,442)	(17,000)	(514,000)
Loan proceeds from Jimu Group			26,711	29,270
Repayment of loans to Jimu Group	(3,423)	(23,831)	(32,150)
Loan proceeds from a shareholder			151,000
Repayment of loan to a shareholder			(29,313)
Net cash provided by (used in) by financing activities	32,230	224,372	(200,085)	1,565,921
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,453	10,114	21,732	(34)
Net increase in cash, cash equivalents and restricted cash	(18,550)	(129,137)	334,150	322,878
Cash, cash equivalents and restricted cash at beginning of the year	101,992	710,041	375,891	53,013
Cash and cash equivalents at beginning of the year	65,708	457,442	370,891	53,013
Restricted cash at beginning of the year	36,284	252,599	5,000
Cash, cash equivalents and restricted cash at end of the year	83,442	580,904	710,041	375,891
Cash and cash equivalents at end of the year	14,760	102,755	457,442	370,891
Restricted time deposits at end of the year	$ 54,971	382,695	252,599	5,000
As previously reported
Cash flows from operating activities:
Net income			2,171	(84,860)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization			4,701	4,079
Share-based compensation expenses			131,260	31,018
Provision for doubtful accounts and credit losses			178,438	132,510
Gain from financial guarantee liabilities			21,397
Impairment from long-term investments				2,000
Loss from equity method investments			2,652	2,455
Change in fair value of short-term investments			315	7,042
Changes in operating assets and liabilities:
Short-term and long-term financing receivables			(8,461)	(9,022)
Accounts receivable			(119,123)	(45,958)
Amounts due from related parties			36,036	(42,119)
Prepayments and other current assets			(22,840)	(50,881)
Deferred tax assets			(36,901)
Accrued interest receivable			7,847
Short-term and long-term funding debts				5,941
Accounts payable			(4,193)	36,139
Amounts due to related parties			(94,812)	92,431
Accrued expenses and other liabilities			(28,565)	96,221
Change in fair value of convertible loans			9,552
Tax payable			34,695	20,442
Financial guarantee liabilities			36,934
Net cash provided by operating activities			108,309	197,438
Cash flows from investing activities:
Purchase of property, equipment and software				(2,238)
Purchase of long-term investments			(19,259)	(2,000)
Purchase of property, equipment and software			(4,071)
Financing receivables facilitated			(3,853,780)	(7,109,958)
Collection of principal on financing receivables			4,712,223	5,671,423
Loan provided to a third party			(137,264)
Loans provided to Jimu Group			(59,636)
Collection of loan from Jimu Group			52,169
Proceeds from short-term investments			1,685	2,000
Net cash (used in)/provided by investing activities			250,576	(1,444,773)
Purchase of private-equity funds			(1,685)	(2,000)
Cash flows from financing activities:
Repayment of short-term			(68,141)
Net cash advances from Jimu Group			(441,491)	23,121
Contribution from Jimu Group and shareholders				11
Loan proceeds from Jimu Group			12,711	29,270
Proceeds from funding debts			3,235,901	6,842,534
Principal repayments on funding debts			(4,346,749)	(5,534,199)
Proceeds from issuance of convertible loans			21,730	235,231
Proceeds from issuance of Pre-IPO Preferred Shares			410,286
Proceeds from initial public offering and followed offering, net of underwriter's commission			316,451
Proceeds from short-term borrowings			288,141
Repayment of short-term borrowings			(68,141)
Proceeds from third parties loans			514,000
Repayment of loans to third parties			(514,000)
Cash repayment to Jimu Group			(23,121)
Loan proceeds from Jimu Group			12,711	29,270
Repayment of loans to Jimu Group			(18,150)
Loan proceeds from a shareholder			151,000
Repayment of loan to a shareholder			(29,313)
Net cash provided by (used in) by financing activities			(49,254)	1,595,968
Effect of exchange rate changes on cash, cash equivalents and restricted cash			24,519	(34)
Net increase in cash, cash equivalents and restricted cash			334,150	348,599
Cash, cash equivalents and restricted cash at beginning of the year		710,041	375,891	27,292
Cash and cash equivalents at beginning of the year		457,442	370,891	27,292
Restricted cash at beginning of the year		¥ 252,599	5,000
Cash, cash equivalents and restricted cash at end of the year			710,041	375,891
Cash and cash equivalents at end of the year			457,442	370,891
Restricted time deposits at end of the year			252,599	5,000
Restatement adjustment
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Provision for doubtful accounts and credit losses			129	(110)
Gain from financial guarantee liabilities			21,397
Deferred income tax			(36,901)
Changes in operating assets and liabilities:
Short-term and long-term financing receivables			(26,380)	(37,379)
Short-term and long-term financial guarantee assets			(20,610)
Accounts receivable			(129)
Amounts due from related parties			(2,684)	77,358
Prepayments and other current assets			7,261	1,645
Deferred tax assets			36,901
Accrued interest receivable			173,952
Short-term and long-term funding debts				6,926
Amounts due to related parties			(24,076)	(81,613)
Accrued expenses and other liabilities			16,136	587
Tax payable			0
Financial guarantee liabilities			(21,397)
Net cash provided by operating activities			123,599	(32,586)
Cash flows from investing activities:
Purchase of property, equipment and software				(577)
Financing receivables facilitated			(465,875)	171,753
Collection of principal on financing receivables			492,255	(134,264)
Loans provided to Jimu Group			7,588
Collection of loan from Jimu Group			(121)
Net cash (used in)/provided by investing activities			30,019	36,912
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings				40,000
Repayment of short-term				(40,000)
Net cash advances from Jimu Group			(3,828)	(23,121)
Loan proceeds from Jimu Group			14,000
Proceeds from funding debts			(982,449)	51,372
Principal repayments on funding debts			808,497	(58,298)
Repayment of short-term borrowings				(40,000)
Cash repayment to Jimu Group			23,121
Loan proceeds from Jimu Group			14,000
Repayment of loans to Jimu Group			(14,000)
Net cash provided by (used in) by financing activities			(150,831)	(30,047)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			¥ (2,787)
Net increase in cash, cash equivalents and restricted cash				(25,721)
Cash, cash equivalents and restricted cash at beginning of the year				25,721
Cash and cash equivalents at beginning of the year				¥ 25,721